Shareholder Report, Average Annual Return (Details) DFB6_International Core Equity 2 Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Core Equity 2 Portfolio (formerly, International Core Equity Portfolio) – Institutional
Average Annual Return, Percent	26.48%	13.60%	8.34%
MSCI World ex USA Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Average Annual Return, Percent	23.59%	12.74%	7.75%